Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.23	Year ended 31.12.22
	£m	£m
Opening balance as at 1 January	11,423	12,759
Issuances	1,317	1,477
Redemptions	(1,362)	(2,679)
Other	(359)	(134)
Closing balance	11,019	11,423